Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 73,371	$ 24,271
Trade and other receivables (note 5)	1,075	1,681
Inventory	60	21
Prepaid expenses and other current assets (note 6)	3,050	1,913
Total current assets	77,556	27,886
Restricted cash equivalents	325	338
Right of use assets	122	157
Property, plant and equipment	37	22
Identifiable intangible assets	541	59
Goodwill	8,433	8,815
Total Assets	87,014	37,277
Current liabilities
Payables and accrued liabilities (note 7)	2,252	2,199
Current portion of provisions (note 8)	86	92
Income taxes	378	395
Current portion of deferred revenues	2,101	2,193
Current portion of lease liabilities	129	135
Total current liabilities	4,946	5,014
Deferred revenues	3,800	3,289
Lease liabilities	15	49
Employee future benefits (note 9)	13,807	15,435
Provisions (note 8)	272	279
Total liabilities	22,840	24,066
SHAREHOLDERS' EQUITY
Share capital (note 10)	293,781	235,008
Warrants (note 10)	4,595	12,402
Other capital (note 10)	89,518	89,505
Deficit	(323,222)	(322,659)
Accumulated other comprehensive loss ("AOCI")	(498)	(1,045)
Total shareholders' equity	64,174	13,211
Total liabilities and shareholders' equity	$ 87,014	$ 37,277